PARENT COMPANY - FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2009	Dec. 31, 2011
ASSETS:
Cash and due from banks	$ 7,164		$ 6,535	$ 6,435
Available-for-sale securities, at fair value	83,663		80,959	108,339
Other assets	5,579		5,515	3,479
Total assets	525,846		503,793	477,796
LIABILITIES AND SHAREHOLDERS' EQUITY:
Stockholders' Equity Attributable to Parent	43,414		42,712	40,747		37,841
Total liabilities and shareholders' equity	525,846		503,793	477,796
Income [Abstract]
Total interest income	4,715	4,741	18,883	18,765
Interest expense:
Interest	695	896	3,264	3,908
Operating, net	468	442	1,919	1,492
(Loss) income before taxes and equity in undistributed net income of subsidiaries	695	692	3,252	3,577
Provision for income taxes	(176)	(187)	(847)	(929)
Net income	519	505	2,406	2,648
OPERATING ACTIVITIES
Net income attributable to Pathfinder Bancorp, Inc.	519	505	2,406	2,648
Stock based compensation and ESOP expense	66	54	243	193
Net change in other assets and liabilities	56	505	(289)	(735)
Net cash flows from operating activities	970	496	5,111	2,766
INVESTING ACTIVITIES
Net cash flows from investing activities	(19,749)	(23,337)	(21,442)	(37,545)
FINANCING ACTIVITIES
Proceeds from exercise of stock options			45	5
Purchase of CPP Warrants from Treasury and redemption of CPP preferred stock					(6,771)
Cash dividends paid to preferred shareholder		(83)	(83)	(507)
Cash dividends paid to common shareholders	(78)	(75)	(303)	(301)
Net cash flows from financing activities	21,137	27,394	24,241	33,226
Change in cash and cash equivalents	2,358	4,553	7,910	(1,553)
Cash and cash equivalents at beginning of period	16,575	8,665	8,665	10,218
Cash and Cash Equivalents, at Carrying Value	18,933	13,218	16,575	8,665
Parent Company
ASSETS:
Cash and due from banks			1,147	1,482
Available-for-sale securities, at fair value			42	33
Investments in bank subsidiary			46,699	44,206
Investment in non-bank subsidiary			155	155
Other assets			403	390
Total assets			48,446	46,266
LIABILITIES AND SHAREHOLDERS' EQUITY:
Accrued liabilities			221	364
Junior subordinated debentures			5,155	5,155
Stockholders' Equity Attributable to Parent			43,070	40,747
Total liabilities and shareholders' equity			48,446	46,266
Income [Abstract]
Dividends from bank subsidiary				1,200
Dividends from non-bank subsidiary			4	3
Total interest income			4	1,203
Interest expense:
Interest			162	168
Operating, net			109	114
Total expenses			271	282
(Loss) income before taxes and equity in undistributed net income of subsidiaries			(267)	921
Provision for income taxes			69	72
(Loss) income before equity in undistributed net income of subsidiaries			(198)	993
Equity in undistributed net income of subsidiaries			(2,604)	(1,655)
Net income			2,406	2,648
OPERATING ACTIVITIES
Net income attributable to Pathfinder Bancorp, Inc.			2,406	2,648
Equity in undistributed net income of subsidiaries			(2,604)	(1,655)
Stock based compensation and ESOP expense			243	193
Net change in other assets and liabilities			(39)	(93)
Net cash flows from operating activities			6	1,093
INVESTING ACTIVITIES
Capital contributed to wholly-owned bank subsidiary
Net cash flows from investing activities
FINANCING ACTIVITIES
Proceeds from exercise of stock options			45	5
Purchase of CPP Warrants from Treasury and redemption of CPP preferred stock				(537)
Cash dividends paid to preferred shareholder			(83)	(507)
Cash dividends paid to common shareholders			(303)	(301)
Net cash flows from financing activities			(341)	(1,340)
Change in cash and cash equivalents			(335)	(247)
Cash and cash equivalents at beginning of period		1,482	1,482	1,729
Cash and Cash Equivalents, at Carrying Value			$ 1,147	$ 1,482